Assets and liabilities from subsidiaries held for sale and discontinued operations (Details 3 - Textuals 1) R$ in Thousands			12 Months Ended
	Jul. 29, 2021	May 18, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)
Extrafarma [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net impairment			R$ 282,169
Total Discontinued operations
Assets and liabilities from subsidiaries held for sale and discontinued operations
Maximum percentage of share capital of reporting entity, exercised for preemptive rights	1.00%
Total Discontinued operations | Extrafarma [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net impairment			R$ 282,169
Total Discontinued operations | Extrafarma [member] | Empreendimentos Pague Menos S.A [Member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Aggregate sale price of subsidiary		R$ 700
Number of installments in disposal group transaction		3
Percentage of sale price settlement as of closing date		50.00%
Percentage of sale price settlement on each of the first and second anniversary of the closing date		25.00%
Borrowings, interest rate basis		Interbank Deposits Interest Rate (“DI”) rate + 0.5% p.a.
Number of installments in disposal group transaction required guarantee will be provided by buyer		2